Restatement of Previously Issued Financial Statements (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Balance Sheets:
Net asset in respect of VEBA(s)	$ 144.7				$ 158.0				$ 144.7		$ 158.0
Deferred tax assets - net	226.9				245.3				226.9		245.3
Total assets	1,320.6				1,318.9				1,320.6		1,318.9
Retained earnings	84.4				78.0				84.4		78.0
Accumulated other comprehensive income (loss)	(85.0)				(19.7)				(85.0)		(19.7)
Total stockholders' equity	872.8				888.7				872.8		888.7	870.3	788.1
Total liabilities and equity	1,320.6				1,318.9				1,320.6		1,318.9
Statements of Consolidated Income:
Selling, administrative, research and development, and general									62.7		67.7	69.9
Total costs and expenses									1,246.3		1,038.0	868.3
Operating income	15.6	4.9	14.7	19.8	11.6	12.3	3.2	14.0	55.0		41.1	118.7
Income before income taxes									41.3		25.1	118.6
Income tax provision									(16.2)		(13.1)	(48.1)
Net income	6.1	4.1	4.1	10.8	(0.9)	5.0	(0.4)	8.3	25.1	[1]	12.0	70.5
Earnings per common share, Basic:
Net income per share	$ 0.33	$ 0.21	$ 0.22	$ 0.57	$ (0.05)	$ 0.26	$ (0.02)	$ 0.41	$ 1.32	[1]	$ 0.61	$ 3.51
Earnings per common share, Diluted:
Net income per share	$ 0.33	$ 0.21	$ 0.22	$ 0.57	$ (0.05)	$ 0.26	$ (0.02)	$ 0.41	$ 1.32	[1]	$ 0.61	$ 3.51
Statements of Consolidated Comprehensive (Loss) Income
Net income	6.1	4.1	4.1	10.8	(0.9)	5.0	(0.4)	8.3	25.1	[1]	12.0	70.5
Defined benefit pension plan and VEBAs
Net actuarial gain (loss) arising during the period									(110.6)		25.5	66.3
Tax impact on net actuarial gain (loss)									42.2		(9.7)	(25.0)
Prior service cost arising during the period									0		0	(33.8)
Tax impact on prior service cost												12.7
Reclassification adjustments:
Less: amortization of net actuarial gain (loss)									0.6		0.7	3.8
Less: tax impact on amortization of net actuarial gain (loss)									(0.2)		(0.2)	(1.4)
Less: amortization of prior service cost									4.2		4.2	1.6
Less: tax impact on amortization of prior service cost									(1.6)		(1.6)	(0.6)
Comprehensive (loss) income									(40.2)		30.5	92.6
Statements of Consolidated Stockholders' Equity:
Net income	6.1	4.1	4.1	10.8	(0.9)	5.0	(0.4)	8.3	25.1	[1]	12.0	70.5
Retained earnings	84.4				78.0				84.4		78.0
Accumulated other comprehensive income (loss)	(85.0)				(19.7)				(85.0)		(19.7)
Total stockholders' equity	872.8				888.7				872.8		888.7	870.3	788.1
Statements of Consolidated Cash Flows
Net income	6.1	4.1	4.1	10.8	(0.9)	5.0	(0.4)	8.3	25.1	[1]	12.0	70.5
Deferred income taxes									17.6		13.3	47.3
Non-cash net periodic benefit (income) costs									(5.7)		5.1	5.3
Other non-cash changes in assets and liabilities									0.4		(0.7)	0.2
Previously Reported
Consolidated Balance Sheets:
Net asset in respect of VEBA(s)					195.7						195.7
Deferred tax assets - net					231.1						231.1
Total assets					1,342.4						1,342.4
Retained earnings					80.1						80.1
Accumulated other comprehensive income (loss)					1.7						1.7	(7.3)
Total stockholders' equity					912.2						912.2	901.2
Total liabilities and equity					1,342.4						1,342.4
Statements of Consolidated Income:
Selling, administrative, research and development, and general											64.4
Total costs and expenses											1,034.7
Operating income											44.4
Income before income taxes											28.4
Income tax provision											(14.3)
Net income											14.1
Earnings per common share, Basic:
Net income per share											$ 0.72
Earnings per common share, Diluted:
Net income per share											$ 0.72
Statements of Consolidated Comprehensive (Loss) Income
Net income											14.1
Defined benefit pension plan and VEBAs
Net actuarial gain (loss) arising during the period											11.4	114.6
Tax impact on net actuarial gain (loss)											(4.4)	(43.2)
Prior service cost arising during the period												(32.4)
Tax impact on prior service cost												12.2
Reclassification adjustments:
Less: amortization of net actuarial gain (loss)											(0.4)
Less: tax impact on amortization of net actuarial gain (loss)											0.2
Less: amortization of prior service cost											4.2
Less: tax impact on amortization of prior service cost											(1.6)
Comprehensive (loss) income											23.1	123.5
Statements of Consolidated Stockholders' Equity:
Net income											14.1
Retained earnings					80.1						80.1
Accumulated other comprehensive income (loss)					1.7						1.7	(7.3)
Total stockholders' equity					912.2						912.2	901.2
Statements of Consolidated Cash Flows
Net income											14.1
Deferred income taxes											14.5
Non-cash net periodic benefit (income) costs											0
Other non-cash changes in assets and liabilities											1.0
Adjustment
Consolidated Balance Sheets:
Net asset in respect of VEBA(s)					(37.7)						(37.7)
Deferred tax assets - net					14.2						14.2
Total assets					(23.5)						(23.5)
Retained earnings					(2.1)						(2.1)
Accumulated other comprehensive income (loss)					(21.4)						(21.4)	(30.9)
Total stockholders' equity					(23.5)						(23.5)	(30.9)
Total liabilities and equity					(23.5)						(23.5)
Statements of Consolidated Income:
Selling, administrative, research and development, and general											3.3
Total costs and expenses											3.3
Operating income		(0.7)	(0.7)	(0.7)	(0.8)	(0.8)	(0.8)	(0.8)			(3.3)
Income before income taxes											(3.3)
Income tax provision											1.2
Net income		(0.4)	(0.4)	(0.4)	(0.5)	(0.5)	(0.5)	(0.5)			(2.1)
Earnings per common share, Basic:
Net income per share		$ (0.02)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.03)	$ (0.03)	$ (0.03)			$ (0.11)
Earnings per common share, Diluted:
Net income per share		$ (0.02)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.03)	$ (0.03)	$ (0.03)			$ (0.11)
Statements of Consolidated Comprehensive (Loss) Income
Net income		(0.4)	(0.4)	(0.4)	(0.5)	(0.5)	(0.5)	(0.5)			(2.1)
Defined benefit pension plan and VEBAs
Net actuarial gain (loss) arising during the period											14.1	(48.3)
Tax impact on net actuarial gain (loss)											(5.3)	18.2
Prior service cost arising during the period												(1.4)
Tax impact on prior service cost												0.5
Reclassification adjustments:
Less: amortization of net actuarial gain (loss)											1.1
Less: tax impact on amortization of net actuarial gain (loss)											(0.4)
Less: amortization of prior service cost											0
Less: tax impact on amortization of prior service cost											0
Comprehensive (loss) income											7.4	(30.9)
Statements of Consolidated Stockholders' Equity:
Net income		(0.4)	(0.4)	(0.4)	(0.5)	(0.5)	(0.5)	(0.5)			(2.1)
Retained earnings					(2.1)						(2.1)
Accumulated other comprehensive income (loss)					(21.4)						(21.4)	(30.9)
Total stockholders' equity					(23.5)						(23.5)	(30.9)
Statements of Consolidated Cash Flows
Net income		(0.4)	(0.4)	(0.4)	(0.5)	(0.5)	(0.5)	(0.5)			(2.1)
Deferred income taxes											(1.2)
Non-cash net periodic benefit (income) costs											5.1
Other non-cash changes in assets and liabilities											(1.7)
Accumulated Other Comprehensive Income (Loss)
Consolidated Balance Sheets:
Accumulated other comprehensive income (loss)												(38.2)
Total stockholders' equity	(85.0)								(85.0)				(60.3)
Statements of Consolidated Stockholders' Equity:
Accumulated other comprehensive income (loss)												(38.2)
Total stockholders' equity	$ (85.0)								$ (85.0)				$ (60.3)

[1]	The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).